Alliance Arrangements with Bristol-Myers Squibb (BMS) - Additional Information (Detail) - Entities and Companies Managed by Bristol-Myers Squibb [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) Product
Disclosure of detailed information about business combination [Line Items]
Number of leading products jointly developed | Product	2
Royalty payment to be paid by Sanofi | $	$ 200